Investments in equity instruments designated at fair value through other comprehensive income (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Marketable equity securities and other stocks	R$ 7,695,206	R$ 12,291,021
Total	7,695,206	12,291,021
Cost [Member]
IfrsStatementLineItems [Line Items]
Marketable equity securities and other stocks	8,318,376	9,895,440
Total	8,318,376	9,895,440
Adjustments To Fair Value [Member]
IfrsStatementLineItems [Line Items]
Marketable equity securities and other stocks	(623,170)	2,395,581
Total	R$ (623,170)	R$ 2,395,581